CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Treasury Stock	Additional paid-in capital Series A Preferred Shares	Additional paid-in capital	Accumulated deficit Series A Preferred Shares	Accumulated deficit	Accumulated other comprehensive income (loss)	Class A	Class B	Series A Preferred Shares	Total
Beginning balance at Dec. 31, 2016			$ 9,126			$ 1,153,423		$ (101,028,568)	$ (690,597)				$ (100,556,616)
Beginning balance (in shares) at Dec. 31, 2016			912,551,946
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net Profit (loss)								(23,660,913)					(23,660,913)
Repurchase of shares			$ (142)		$ (1,153,423)		$ (758,795)	(1,451,474)				$ (1,912,218)	(1,451,616)
Repurchase of shares (in shares)			(14,158,256)
Share-based compensation						876,560							876,560
Foreign currency translation adjustments									1,783,245				1,783,245
Ending balance at Dec. 31, 2017			$ 8,984			876,560		(126,899,750)	1,092,648				(124,921,558)
Ending balance (in shares) at Dec. 31, 2017			898,393,690
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net Profit (loss)								10,147,465					10,147,465
Conversion of Class A/B ordinary shares upon the completion of initial public offering("IPO")	$ 6,522	$ 2,462	$ (8,984)
Conversion of Class A/B ordinary shares upon the completion of initial public offering("IPO") (in shares)	652,169,225	246,224,465	(898,393,690)
Repurchase of shares				$ (2,499,167)									(2,499,167)
Repurchase of shares (in shares)				15,550,500
Issuance of ordinary shares for IPO, net of issuance costs (Note 12)	$ 2,175					45,118,147							45,120,322
Issuance of ordinary shares for IPO, net of issuance costs (Note 12) (in shares)	217,500,000
Conversion of preferred shares into Class A ordinary shares upon IPO (Note 13)	$ 20,799					156,347,011							156,367,810
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) (Note 13)	2,079,938,011
Share-based compensation						2,359,471							$ 2,359,471
Issuance of ordinary shares upon vesting of restricted shares (Note 14)	$ 2					(2)
Issuance of ordinary shares upon vesting of restricted shares (in shares) (Note 14)	150,000
Exercise of share options (Note 14) (in shares)													0
Foreign currency translation adjustments									(2,251,548)				$ (2,251,548)
Ending balance at Dec. 31, 2018	$ 29,498	$ 2,462		$ (2,499,167)		204,701,187		(116,752,285)	(1,158,900)				84,322,795
Ending balance (in shares) at Dec. 31, 2018	2,949,757,236	246,224,465		15,550,500						2,934,206,736	246,224,465
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net Profit (loss)								(36,846,061)					(36,846,061)
Repurchase of shares				$ (12,283,426)									(12,283,426)
Repurchase of shares (in shares)				80,311,250
Share-based compensation						3,662,485							3,662,485
Issuance of ordinary shares upon vesting of restricted shares (Note 14)	$ 50					(50)
Issuance of ordinary shares upon vesting of restricted shares (in shares) (Note 14)	5,038,146
Exercise of share options (Note 14)	$ 111					326,392							326,503
Exercise of share options (Note 14) (in shares)	11,185,700
Cancellation of treasury shares (Note 13)	$ (859)			$ 13,719,046		(13,718,187)
Cancellation of treasury shares (Note 13) (in shares)	(85,924,750)			(85,924,750)
Foreign currency translation adjustments									(273,933)				(273,933)
Ending balance at Dec. 31, 2019	$ 28,800	$ 2,462		$ (1,063,547)		$ 194,971,827		$ (153,598,346)	$ (1,432,833)				$ 38,908,363
Ending balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465		9,937,000						2,870,119,332	246,224,465